Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Our equity awards are not timed in coordination with the release of material non-public information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our equity awards are not timed in coordination with the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false